Short-Term Investments - Summary of Amortized Cost and Estimated Fair Value of Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 4,994	$ 93,749	$ 128,036
Unrealized Gains	1	73	4
Unrealized Losses			(337)
Fair Value	4,995	93,822	127,703
U.S. Government Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	4,994	93,749	99,288
Unrealized Gains	1	73	1
Unrealized Losses			(253)
Fair Value	$ 4,995	$ 93,822	99,036
Corporate and Agency Bonds
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost			28,748
Unrealized Gains			3
Unrealized Losses			(84)
Fair Value			$ 28,667